Organization, Nature of Operations and Going Concern Uncertainty	9 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Nature of Operations and Going Concern Uncertainty

1.	Organization, Nature of Operations and Going Concern Uncertainty

Telemynd, Inc. is a newly-formed Delaware corporation ("Telemynd," "we," "us," "our," or the "Company") that prior to consummation of the Separation and Spin-Off (each as defined below) consummated on July 16, 2019 was a subsidiary of Mynd Analytics, Inc. ("MYnd") , did not conduct any activities. Unless the context suggests otherwise, references in these financial statements to "Telemynd," the "Company," "we," "our" and "us" refer to MYnd and its consolidated subsidiaries prior to the Separation and Spin-off and to Telemynd after the Separation and Spin-Off.

In contemplation of the merger with Emmaus Life Sciences, Inc. ("Emmaus"), substantially all the assets and all the liabilities of MYnd, except for an aggregate of $250,000 of liabilities were contributed to us. Accordingly, our business and financial position is essentially the business and financial position of MYnd, except for those liabilities.

In addition, our capital structure is similar to, but not identical to the capital structure of MYnd.  Following the spin-off, the holders of our common stock prior to the merger received one share of Telemynd for each share of MYnd held by them as of the record date.  In addition, the outstanding shares of preferred stock of MYnd were exchanged for shares of preferred stock on substantially the same economic terms as the outstanding preferred stock of Mynd.  While the outstanding options and warrants of Mynd did not become options and warrants of Telemynd, Telemynd has an Equity Plan and intends to grant certain options and restricted stock grants upon closing of this offering. See "Executive and Director Compensation".   In addition, Telemynd reserved 6,269,673 shares of its common stock for issuance upon exercise of certain Emmaus warrants. MYnd will make additional cash payments to Telemynd, not to exceed $2,500,000 in the aggregate, from all cash received by MYnd as a result of the exercise of any warrants or stock options of MYnd that were in effect prior to the Spin-off, to the extent that the proceeds from such warrant and option exercises exceeds $500,000, and less all such proceeds, if any, theretofore transferred or paid by MYnd to Telemynd pursuant to the Separation Agreement after the Spin-off.

We are a technology enabled behavioral health company. Our solutions are designed to improve access to care through telemedicine and assist clinicians with the development of personalized treatment plans through a proprietary, artificial intelligence platform with a goal of improving behavioral health outcomes while decreasing overall healthcare costs. The global healthcare analytics market is expected to reach USD $42.8 billion by 2024 and the global market for behavioral and mental health software, and services is expected to grow at 11.8% CAGR and reach $4.3 billion by 2025, according to reports by Grand View Research, Inc. We, through our wholly owned subsidiary Arcadian Telepsychiatry, improves access to care with its national network of psychiatric providers and clinicians through a cloud-based system designed to deliver telemedicine. Telepsychiatry services can be embedded into primary care clinics, hospitals, skilled nursing and employer clinics to create a seamless care experience for patients and allow payers and providers to more directly control the care and costs associated with behavioral health. Telemynd is also a preferred provider of teletherapy solutions that are offered through Employee Assistance Programs (EAPs). EAPs are becoming an integrated component of most benefit plans and this is an efficient and scalable model for our teletherapy growth.

Going Concern Uncertainty

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP"), which contemplate continuation of the Company as a going concern. The Company's operations are subject to certain problems, expenses, difficulties, delays, complications, risks and uncertainties frequently encountered in the operation of a business. These risks include the ability to obtain adequate financing on a timely basis, if at all, the failure to develop or supply technology or services to meet the demands of the marketplace, the failure to attract and retain qualified personnel, competition within the industry, government regulation and the general strength of regional and national economies.

The Company's recurring net losses and negative cash flows from operations raise substantial doubt about its ability to continue as a going concern. During the nine months ended June 30, 2019, the Company incurred a net loss of $8.1 million and used $6.0 million of net cash in operating activities. As of June 30, 2019, the Company's accumulated deficit was $92.0 million. In connection with these unaudited condensed consolidated financial statements, management evaluated whether there were conditions and events, considered in the aggregate, that raised substantial doubt about the Company's ability to meet its obligations as they become due for the next twelve months from the date of issuance of these financial statements. Management assessed that there were such conditions and events, including a history of recurring operating losses, and negative cash flows from operating activities.

To date, the Company has financed its cash requirements primarily from equity financings. The Company will need to raise funds immediately to continue its operations and increase demand for its services. Until it can generate sufficient revenues to meet its cash requirements, which it may never do, the Company must continue to finance future cash needs primarily through public or private equity offerings, debt financings or strategic collaborations. The Company's liquidity and capital requirements depend on several factors, including the rate of market acceptance of its services, the future profitability of the Company, the rate of growth of the Company's business and other factors described elsewhere in this Quarterly Report on Form 10-Q.  The Company continues to explore additional sources of capital, but there is substantial doubt as to whether any financing arrangement will be available in amounts and on terms acceptable to the Company to permit it to continue operations. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.